UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [_];    Amendment Number: _______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     NEA Management Company, LLC
Address:  1954 Greenspring Drive, Suite 600
          Timonium, MD 21093



Form 13F File Number: 28-14302


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louis S. Citron
Title: Secretary
Phone: 410-842-4000

Signature, Place and Date of Signing:

/s/ Louis S. Citron, Timonium, Maryland, May 10, 2011
-------------------------------------------------------------


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT

[_]  13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $575,528 (thousands)

List of Other Included Managers:           NONE

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                                                     FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT           -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC       COM              004225108     8142  5026179 SH       DEFINED           5026179
ALEXZA PHARMACEUTICALS INC       COM              015384100     1111   653705 SH       DEFINED            653705
AMICUS THERAPEUTICS INC          COM              03152W109    31997  4513029 SH       DEFINED           4513029
ARQULE INC                       COM              04269E107    15710  2200317 SH       DEFINED           2200317
CADENCE PHARMACEUTICALS INC      COM              12738T100    16517  1799286 SH       DEFINED           1799286
CHINA LODGING GROUP LTD          SPONSORED ADR    16949N109     1066    61128 SH       DEFINED             61128
ECHO GLOBAL LOGISTICS INC        COM              27875T101    31844  2425318 SH       DEFINED           2425318
EXELIXIS INC                     COM              30161Q104    25005  2207000 SH       DEFINED           2207000
FINANCIAL ENGINES INC            COM              317485100    19621   711927 SH       DEFINED            711927
GLU MOBILE INC                   COM              379890106    24057  5568793 SH       DEFINED           5568793
INFINITY PHARMACEUTICALS INC     COM              45665G303     3706   630292 SH       DEFINED            630292
INHIBITEX INC                    COM              45719T103    32010  8842612 SH       DEFINED           8842612
INNERWORKINGS INC                COM              45773Y105    52667  7136397 SH       DEFINED           7136397
LEXICON PHARMACEUTICALS INC      COM              528872104    19616 11676000 SH       DEFINED          11676000
MOTRICITY INC                    COM              620107102      189    12599 SH       DEFINED             12599
NEUROMETRIX INC                  COM              641255104      982  1887906 SH       DEFINED           1887906
RIGEL PHARMACEUTICALS INC        COM              766559603    13123  1845650 SH       DEFINED           1845650
SEATTLE GENETICS INC             COM              812578102    13235   850000 SH       DEFINED            850000
SEMICONDUCTOR MFG INTL CORP      SPONSORED ADR    81663N206     8657  2278177 SH       DEFINED           2278177
SOLTA MED INC                    COM              83438K103     6869  2081658 SH       DEFINED           2081658
SUNESIS PHARMACEUTICALS INC      COM              867328502    10935  5636573 SH       DEFINED           5636573
TARGACEPT INC                    COM              87611R306   121481  4568666 SH       DEFINED           4568666
TRANSCEPT PHARMACEUTICALS INC    COM              89354M106    17091  2086755 SH       DEFINED           2086755
VONAGE HLDGS CORP                COM              92886T201    85006 18641710 SH       DEFINED          18641710
YM BIOSCIENCES INC               COM              984238105     3894  1474998 SH       DEFINED           1474998
ZHONE TECHNOLOGIES INC           COM              98950P884    10997  4781290 SH       DEFINED           4781290
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